Note 8 - Goodwill (Details Textual) $ in Thousands	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Goodwill	$ 12,301	$ 12,301
Goodwill [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.116	0.121
Goodwill [member] | Discount rate, measurement input [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.10	0.10
Goodwill [member] | Average yearly earnings growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.14	0.13
Goodwill [member] | Average yearly earnings growth rate [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.19	0.17
Goodwill [member] | Average yearly earnings growth rate [member] | Digital Boundary Group [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	(0.08)
Goodwill [member] | Terminal growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.02	0.02
Goodwill [member] | Terminal growth rate [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.01	0.01
Goodwill [member] | Period of projected cash flow [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	10
Goodwill [member] | Average annual growth rate over planning horizon [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	(0.14)
Goodwill [member] | Planning horizon [member] | VersaBank USA [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	10
Digital Boundary Group [member]
Statement Line Items [Line Items]
Goodwill	$ 5,800
Steams Bank Holdingford, N.A. [member]
Statement Line Items [Line Items]
Goodwill	$ 6,500